PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

	December 31,
	2011	2010
Land	$148	$148
Buildings	629	624
Plant and equipment	6,058	5,781
Construction in progress	330	255

Total	7,165	6,808
Less accumulated depreciation	(3,655)	(3,339)

Net	$3,510	$3,469